Note 20 - Subsequent Events (Details)			1 Months Ended	12 Months Ended
	Feb. 25, 2016 USD ($)	Feb. 12, 2016 USD ($)	May. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Long-term Debt				$ 8,400,000	$ 23,300,000
Proceeds from Sale of Property, Plant, and Equipment				$ 7,345,342		$ 7,322,818
M/V Captain Costas [Member] | Scenario, Forecast [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			$ 2,770,000
Eurobank [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Long-term Debt		$ 14,500,000
Debt Instrument Number of Quarterly Payments		12
Debt Instrument, Periodic Payment		$ 460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 8,980,000
Eurobank [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		6.00%
Nord LB [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Long-term Debt	$ 13,800,000
Debt Instrument, Periodic Payment	467,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 7,262,000
Debt Instrument Number Of Semi-Annual Payments	14
Nord LB [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.95%
Cash [Member] | Eurobank [Member] | Subsequent Event [Member]
Note 20 - Subsequent Events (Details) [Line Items]
Cash Pledged as Collateral for Loan Facility		$ 2,800,000